Note 16 - Inventories	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of inventories [text block]
16	Inventories

	2017	2016

Consumable stores	8,776	6,884
Gold in process	399	338
	9,175	7,222

Consumables stores are disclosed net of any write downs or provisions for obsolete items, which amounted to
$894
(
2016:
$862
).